Other income	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Other income

Note 6. Other income

		Consolidated
	2019 A$000	2018 A$000	2017 A$000

Net foreign exchange gain	—	224	—
Payroll tax rebate	—	—	7
Subsidies and grants	9	685	130
Gain on legal settlement	—	8,411	—
Reimbursement of expenses	25	8	17
Research and development rebate	1,431	2,200	8,409
Other sundry income	—	1,461	—

Other income	1,465	12,989	8,563